S000064209 [Member] Investment Strategy - WESTERN ASSET SHORT DURATION INCOME ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities. Corporate debt securities, including notes, bonds, debentures and commercial paper, are fixed income securities usually issued by businesses to finance their operations. These securities may be secured or unsecured, may be issued by U.S. or foreign entities and may carry variable or floating rates of interest. The fund may invest in Rule 144A securities. The fund may also invest in other short-duration fixed-income securities, such as floating rate loans and structured debt and in cash or cash equivalents such as money market securities. Securities in which the fund will invest will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities, including those in emerging markets.
Although the fund may invest in securities of any maturity, the fund will normally maintain an effective duration, as estimated by the subadviser, of approximately two years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). Generally, the longer a fund’s effective duration, the more sensitive it will be to changes in interest rates. For example, if interest rates rise by 1%, a fund with a two‑year effective duration would expect the value of its portfolio to decrease by 2% and a fund with a ten‑year effective duration would expect the value of its portfolio to decrease by 10%, all other factors being equal.
The fund may invest in investment grade securities. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories (e.g., BBB‑ or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, are judged by the subadviser to be of comparable credit quality. The fund may also invest up to 35% of its assets in fixed income securities that are below investment grade (e.g., BB+ or lower by S&P or Ba1 or lower by Moody’s or, if unrated, are judged by the subadviser to be of comparable credit quality), including up to 5% of its assets in fixed income securities whose highest rating is rated below BB‑ by S&P or Ba3 by Moody’s or, if unrated, are judged by the subadviser to be of comparable credit quality. Below investment grade securities are commonly known as “junk bonds” or “high yield securities.”
The fund may also invest up to 15% of its assets in mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”), including collateralized debt obligations (“CDOs”).
The fund may use derivatives, including options, forwards, interest rate swaps and other swaps (including buying and selling credit default swaps and options on credit default swaps) and futures contracts that are intended to provide economic exposure to the securities or issuer or to be used as a hedging technique, in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and/or for other purposes.